OTHER EQUITY INSTRUMENTS (Details) - AT1 Securities [Member] £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
OTHER EQUITY INSTRUMENTS (Details) [Line Items]
Issue of equity	£ 1,136	$ 1,500
Debt Issuance Costs, Net	£ 5
Debt Instrument, Convertible, Terms of Conversion Feature	The securities convert into ordinary shares of Lloyds Banking Group plc, at a pre-determined price, should the fully loaded Common Equity Tier 1 ratio of the Group fall below 7.0 per cent.	The securities convert into ordinary shares of Lloyds Banking Group plc, at a pre-determined price, should the fully loaded Common Equity Tier 1 ratio of the Group fall below 7.0 per cent.